Financial instruments and management of financial risks - Derivative gains and losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative assets | Interest rate risk | Interest expense
Disclosure of detailed information about financial instruments [line items]
Amount of gain (loss) recognized in other comprehensive income (effective portion)	$ 0	$ (1,000,000)	$ (3,000,000)
Gain (loss) reclassified from other comprehensive income to income (effective portion)	(3,000,000)	2,000,000	0
Derivatives held for hedging | Interest rate risk associated with non-fixed rate credit facility amounts drawn | Interest expense
Disclosure of detailed information about financial instruments [line items]
Amount of gain (loss) recognized in other comprehensive income (effective portion)	0	(1,000,000)	(3,000,000)
Gain (loss) reclassified from other comprehensive income to income (effective portion)	(3,000,000)	2,000,000	0
Derivatives held for hedging | Currency risk
Disclosure of detailed information about financial instruments [line items]
Amount of gain (loss) recognized in other comprehensive income (effective portion)	38,000,000	(50,000,000)	0
Gain (loss) reclassified from other comprehensive income to income (effective portion)	(3,000,000)	2,000,000	0
Derivatives held for hedging | Currency risk related to business acquisition | European euros | Foreign exchange
Disclosure of detailed information about financial instruments [line items]
Amount of gain (loss) recognized in other comprehensive income (effective portion)	0	0	3,000,000
Gain (loss) reclassified from other comprehensive income to income (effective portion)	0	0	0
Derivatives held for hedging | Currency risk related to investment in a foreign operation | Foreign exchange
Disclosure of detailed information about financial instruments [line items]
Amount of gain (loss) recognized in other comprehensive income (effective portion)	38,000,000	(49,000,000)	0
Gain (loss) reclassified from other comprehensive income to income (effective portion)	0	0	0
Derivatives held for trading | Foreign exchange
Disclosure of detailed information about financial instruments [line items]
Gain (Loss) recognized in income on derivatives	0	1,000,000	1,000,000
Cash flow hedging item (HFH) | Derivatives held for hedging
Disclosure of detailed information about financial instruments [line items]
Ineffective portion of derivative instruments classified as cash flow hedging items	$ 0	$ 0	$ 0